SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 6,661,413	$ 7,952,547	$ 6,178,880
NON-CASH TRANSACTIONS
Loans transferred to/(from) OREO and other repossessed assets	(1,176)
Loans transferred to/(from) OREO and other repossessed assets		50,069	54,416
Loans transferred from/(to) LHFI (from)/to LHFS, net	39,397	578,118	768,655
Transfer of financial interest in a VIE - Loans	244,693	1,290,891	347,443
Transfer of financial interest in a VIE - Borrowings	153,572	1,105,745	293,044
Unsettled purchases of investment securities	168,975	18,488	17,744
AFS investment securities transferred to HTM investment securities	0	3,882	0
Non-cash transfer of financial assets in an off-balance sheet securitization transaction	1,155,478	53,050	0
Leased vehicle vendor rebate receivable	$ 228,991	$ 0	$ 0